As filed with the Securities and Exchange
Commission on April 12, 2016

1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 166

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒
AMENDMENT NO. 168
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(800) 225-5291

JOHN J. DANELLO, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Retirement Choices at 2060 Portfolio, Retirement Living through 2060 Portfolio, and Retirement Living through II 2060 Portfolio. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 12th day of April, 2016.

JOHN HANCOCK FUNDS II

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	April 12, 2016
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	April 12, 2016
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	April 12, 2016
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	April 12, 2016
James R. Boyle

/s/ Craig Bromley*	Trustee	April 12, 2016
Craig Bromley

/s/ Peter S. Burgess *	Trustee	April 12, 2016
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	April 12, 2016
William H. Cunningham

/s/ Grace K. Fey *	Trustee	April 12, 2016
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	April 12, 2016
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	April 12, 2016
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	April 12, 2016
Hassell H. McClellan

/s/ James M. Oates *	Trustee	April 12, 2016
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	April 12, 2016
Steven R. Pruchansky

/s/ Gregory A. Russo*	Trustee	April 12, 2016
Gregory A. Russo

/s/ Warren A. Thomson*	Trustee	April 12, 2016
Warren A. Thomson

*By:	/s/ Thomas Dee
Thomas Dee Attorney-in-Fact

*Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 162 to the Trust’s Registration Statement on December 28, 2015

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

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